UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22714

Eaton Vance Series Fund, Inc.

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

July 31

Date of Fiscal Year End

January 31, 2015

Date of Reporting Period

Item 1. Reports to Stockholders

Eaton Vance

Institutional Emerging Markets

Debt Fund

Semiannual Report

January 31, 2015

Commodity Futures Trading Commission Registration. Effective December 31, 2012, the Commodity Futures Trading Commission (“CFTC”) adopted certain regulatory changes that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The Fund is considered to be a commodity pool operator under CFTC regulations. The Fund’s adviser is registered with the CFTC as a commodity pool operator and a commodity trading advisor. The CFTC has neither reviewed nor approved the Fund’s investment strategies.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

This report must be preceded or accompanied by a current summary prospectus or prospectus. Before investing, investors should consider carefully the investment objective, risks, and charges and expenses of a mutual fund. This and other important information is contained in the summary prospectus and prospectus, which can be obtained from a financial advisor. Prospective investors should read the prospectus carefully before investing. For further information, please call 1-800-262-1122.

Semiannual Report January 31, 2015

Eaton Vance

Institutional Emerging Markets Debt Fund

Table of Contents

Performance	2

Fund Profile	2

Endnotes and Additional Disclosures	3

Fund Expenses	4

Financial Statements	5

Officers and Directors	28

Important Notices	29

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Performance1,2

Portfolio Managers John R. Baur, Michael A. Cirami, CFA, and Eric A. Stein, CFA

% Average Annual Total Returns	Inception Date	Performance Inception Date	Six Months	One Year	Five Years	Since Inception
Fund at NAV	02/04/2013	02/04/2013	–3.71%	2.18%	—	–0.67%
JPMorgan Government Bond Index: Emerging Market (JPM GBI-EM) Global Diversified	—	—	–9.79%	–0.81%	2.65%	–7.73%

% Total Annual Operating Expense Ratios[3]
Gross						1.86%
Net						0.85

Fund Profile

Asset Allocation (% of net assets)4

Foreign Currency Exposure (% of net assets)5

Indonesia	7.1%	Dominican Republic	2.0%
Mexico	6.8	Turkey	1.7
India	6.0	Chile	1.5
Serbia	5.0	Kenya	1.4
Sri Lanka	4.4	Bosnia and Herzegovina	0.8
Philippines	3.5	Uganda	0.8
Brazil	3.1	Azerbaijan	0.3
Bangladesh	3.0	Hungary	0.2
Poland	3.0	Romania	0.1
Egypt	3.0	Russia	0.0	*
Malaysia	2.8	Georgia	0.0	*
Colombia	2.7	Vietnam	0.0	*
Zambia	2.5	South Korea	0.0	*
Uruguay	2.4	Ghana	0.0	*
Lebanon	2.2	Nigeria	0.0	*
South Africa	2.1	Euro	(9.2)
		Total Long	68.4
		Total Short	(9.2)
		Total Net	59.2

*	Amount is less than 0.05%.

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value (NAV) or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance less than one year is cumulative. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than quoted. Returns are before taxes unless otherwise noted. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Endnotes and Additional Disclosures

[1]

JPMorgan Government Bond Index: Emerging Market (JPM GBI–EM) Global Diversified is an unmanaged index of local-currency bonds with maturities of more than one year issued by emerging markets governments. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Returns are historical and are calculated by determining the percentage change in NAV with all distributions reinvested. The Fund has no sales charge. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable.

[3]	Source: Fund prospectus. Net expense ratio reflects a contractual expense reimbursement that continues through 11/30/15. Without the reimbursement, if applicable, performance would have been lower.

[4]	Other net assets represent other assets less liabilities and includes any investment type that represents less than 1% of net assets.

[5]

Currency exposures include all foreign exchange denominated assets, currency derivatives and commodities (including commodity derivatives). Total exposures may exceed 100% due to implicit leverage created by derivatives.

Fund profile subject to change due to active management.

3

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Fund Expenses

Example: As a Fund shareholder, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of Fund investing and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2014 – January 31, 2015).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the actual Fund expense ratio and an assumed rate of return of 5% per year (before expenses), which is not the actual Fund return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

Beginning Account Value (8/1/14)	Ending Account Value (1/31/15)	Expenses Paid During Period* (8/1/14 – 1/31/15)		Annualized Expense Ratio

Actual
$1,000.00	$962.90	$4.21	**	0.85%

Hypothetical
(5% return per year before expenses)
$1,000.00	$1,020.90	$4.33	**	0.85%

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The Example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on July 31, 2014.

**	Absent an allocation of certain expenses to an affiliate, expenses would be higher.

4

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Portfolio of Investments (Unaudited)

Foreign Government Bonds — 61.3%

Security		Principal Amount (000’s omitted)	Value

Argentina — 6.1%
Republic of Argentina, 7.00%, 10/3/15	USD	2,049	$2,018,430
Republic of Argentina, 8.28%, 12/31/33(1)	USD	541	453,467
Republic of Argentina, 8.75%, 5/7/24(1)	USD	509	499,255

Total Argentina			$2,971,152

Bangladesh — 3.0%
Bangladesh Treasury Bond, 11.45%, 6/6/17	BDT	18,300	$250,264
Bangladesh Treasury Bond, 11.50%, 8/8/17	BDT	44,100	605,039
Bangladesh Treasury Bond, 11.52%, 12/5/17	BDT	34,600	477,054
Bangladesh Treasury Bond, 11.62%, 1/2/18	BDT	10,000	138,371

Total Bangladesh			$1,470,728

Barbados — 1.9%
Barbados Government International Bond, 6.625%, 12/5/35(2)	USD	617	$513,652
Barbados Government International Bond, 6.625%, 12/5/35(3)	USD	493	410,423

Total Barbados			$924,075

Belarus — 0.2%
Republic of Belarus, 8.95%, 1/26/18(2)	USD	100	$81,500

Total Belarus			$81,500

Bosnia and Herzegovina — 0.8%
Republic of Srpska, 1.50%, 10/30/23	BAM	437	$187,093
Republic of Srpska, 1.50%, 6/9/25	BAM	98	38,650
Republic of Srpska, 1.50%, 9/25/26	BAM	421	153,304

Total Bosnia and Herzegovina			$379,047

Brazil — 0.6%
Letra Tesouro do Nacional Bill, 0.00%, 1/1/17	BRL	1,000	$297,564

Total Brazil			$297,564

Colombia — 2.0%
Republic of Colombia, 5.00%, 6/15/45	USD	170	$181,645
Titulos De Tesoreria B, 10.00%, 7/24/24	COP	485,600	247,081
Titulos De Tesoreria B, 11.00%, 7/24/20	COP	1,046,200	539,475

Total Colombia			$968,201

Security		Principal Amount (000’s omitted)	Value

Dominican Republic — 2.8%
Dominican Republic Central Bank Note, 12.00%, 4/5/19(3)	DOP	610	$14,271
Dominican Republic International Bond, 9.04%, 1/23/18(2)	USD	367	401,042
Dominican Republic International Bond, 11.50%, 5/10/24(3)	DOP	6,000	142,624
Dominican Republic International Bond, 14.00%, 4/30/21(3)	DOP	2,300	57,680
Dominican Republic International Bond, 14.50%, 2/10/23(2)	DOP	1,100	27,956
Dominican Republic International Bond, 14.50%, 2/10/23(3)	DOP	100	2,541
Dominican Republic International Bond, 15.95%, 6/4/21(3)	DOP	3,500	99,405
Dominican Republic International Bond, 18.50%, 2/4/28(2)	DOP	19,700	602,741
Dominican Republic International Bond, 18.50%, 2/4/28(3)	DOP	100	3,060

Total Dominican Republic			$1,351,320

Ecuador — 3.5%
Republic of Ecuador, 7.95%, 6/20/24(3)	USD	240	$213,600
Republic of Ecuador, 9.375%, 12/15/15(2)	USD	1,508	1,495,182

Total Ecuador			$1,708,782

Fiji — 1.0%
Republic of Fiji, 9.00%, 3/15/16	USD	465	$482,703

Total Fiji			$482,703

Hungary — 1.8%
Hungary Government Bond, 5.50%, 6/24/25	HUF	195,100	$882,818

Total Hungary			$882,818

Indonesia — 6.0%
Indonesia Government Bond, 8.375%, 3/15/24	IDR	16,632,000	$1,428,980
Indonesia Government Bond, 8.75%, 2/15/44	IDR	1,833,000	161,797
Indonesia Government Bond, 9.00%, 3/15/29	IDR	14,418,000	1,319,577

Total Indonesia			$2,910,354

Iraq — 1.9%
Republic of Iraq, 5.80%, 1/15/28(2)	USD	1,157	$935,564

Total Iraq			$935,564

5	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Kenya — 0.3%
Kenya Infrastructure Bond, 11.00%, 10/12/26	KES	5,900	$63,649
Kenya Treasury Bond, 11.855%, 5/22/17	KES	6,450	72,658

Total Kenya			$136,307

Mexico — 2.8%
Mexican Bonos, 6.00%, 6/18/15	MXN	9,380	$634,095
Mexican Bonos, 10.00%, 12/5/24	MXN	7,826	712,414

Total Mexico			$1,346,509

Nigeria — 0.5%
Republic of Nigeria, 5.125%, 7/12/18(2)	USD	241	$234,042

Total Nigeria			$234,042

Pakistan — 0.4%
Islamic Republic of Pakistan, 7.25%, 4/15/19(3)	USD	200	$204,750

Total Pakistan			$204,750

Paraguay — 0.5%
Republic of Paraguay, 6.10%, 8/11/44(3)	USD	230	$254,725

Total Paraguay			$254,725

Philippines — 4.2%
Republic of the Philippines, 6.25%, 1/14/36	PHP	77,000	$2,038,237

Total Philippines			$2,038,237

Poland — 3.6%
Poland Government Bond, 3.75%, 4/25/18	PLN	1,540	$444,023
Poland Government Bond, 5.50%, 10/25/19	PLN	4,150	1,313,487

Total Poland			$1,757,510

Romania — 1.6%
Romania Government Bond, 5.95%, 6/11/21(1)	RON	2,460	$759,250

Total Romania			$759,250

Serbia — 4.8%
Serbia Treasury Bond, 10.00%, 2/21/16	RSD	38,740	$360,066
Serbia Treasury Bond, 10.00%, 5/22/16	RSD	29,400	273,211
Serbia Treasury Bond, 10.00%, 6/12/16	RSD	13,780	128,042
Serbia Treasury Bond, 10.00%, 3/20/21	RSD	184,850	1,573,248

Total Serbia			$2,334,567

Security		Principal Amount (000’s omitted)	Value

South Africa — 0.6%
Republic of South Africa, 10.50%, 12/21/26	ZAR	2,700	$295,964

Total South Africa			$295,964

Turkey — 4.6%
Turkey Government Bond, 7.50%, 11/7/19	USD	1,270	$1,508,252
Turkey Government Bond, 9.00%, 3/8/17	TRY	1,346	574,712
Turkey Government Bond, 10.70%, 2/24/16	TRY	337	143,517

Total Turkey			$2,226,481

Uganda — 0.4%
Uganda Government Bond, 14.125%, 12/1/16	UGX	497,300	$170,499
Uganda Government Bond, 14.625%, 11/1/18	UGX	53,100	17,822

Total Uganda			$188,321

Uruguay — 1.5%
Monetary Regulation Bill, 0.00%, 4/21/16	UYU	8,471	$296,833
Republic of Uruguay, 5.00%, 9/14/18(4)	UYU	2,011	84,843
Uruguay Notas Del Tesoro, 2.25%, 8/23/17(4)	UYU	9,314	362,055

Total Uruguay			$743,731

Venezuela — 2.4%
Bolivarian Republic of Venezuela, 5.75%, 2/26/16(1)(2)	USD	81	$46,287
Bolivarian Republic of Venezuela, 7.00%, 12/1/18(1)(2)	USD	2,640	937,200
Bolivarian Republic of Venezuela, 9.00%, 5/7/23(2)	USD	550	185,625

Total Venezuela			$1,169,112

Zambia — 1.5%
Zambia Government Bond, 11.00%, 9/2/19	ZMW	6,600	$736,184

Total Zambia			$736,184

Total Foreign Government Bonds (identified cost $32,598,545)			$29,789,498

Foreign Corporate Bonds — 5.2%

Security		Principal Amount (000’s omitted)	Value

Brazil — 1.0%
Petrobras Global Finance BV, 2.00%, 5/20/16	USD	120	$113,100
Petrobras Global Finance BV, 6.25%, 3/17/24	USD	396	358,709

Total Brazil			$471,809

6	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Colombia — 0.1%
Emgesa SA ESP, 8.75%, 1/25/21(2)	COP	86,000	$38,128

Total Colombia			$38,128

Georgia — 0.4%
Bank of Georgia JSC, 7.75%, 7/5/17(2)	USD	200	$203,000

Total Georgia			$203,000

Mexico — 0.3%
Petroleos Mexicanos, 7.19%, 9/12/24(3)	MXN	1,420	$97,812
Petroleos Mexicanos, 7.65%, 11/24/21	MXN	420	30,584

Total Mexico			$128,396

South Africa — 1.4%
Eskom Holdings SOC, Ltd., 10.00%, 1/25/23	ZAR	6,900	$679,287

Total South Africa			$679,287

South Korea — 0.1%
Export-Import Bank of Korea, 0.50%, 1/25/17	TRY	220	$75,011

Total South Korea			$75,011

Sri Lanka — 0.5%
Bank of Ceylon, 6.875%, 5/3/17(2)	USD	231	$239,951

Total Sri Lanka			$239,951

Supranational — 0.9%
Inter-American Development Bank, 7.35%, 9/12/18	IDR	2,750,000	$218,839
International Bank for Reconstruction & Development, 3.40%, 4/15/17(4)	UYU	4,690	196,607
International Finance Corp., 4.45%, 2/26/16	RUB	1,400	18,119

Total Supranational			$433,565

Venezuela — 0.5%
Petroleos de Venezuela SA, 8.50%, 11/2/17(2)	USD	431	$247,825

Total Venezuela			$247,825

Total Foreign Corporate Bonds (identified cost $2,746,599)			$2,516,972

Sovereign Loans — 0.4%

Borrower		Principal Amount (000’s omitted)	Value

Ethiopia — 0.4%
Ethiopian Railways Corporation (Federal Democratic Republic of Ethiopia guaranteed), Term Loan, 3.06%, 8/1/21(5)(6)(7)(8)	USD	200	$192,581

Total Ethiopia			$192,581

Total Sovereign Loans (identified cost $180,968)			$192,581

Short-Term Investments — 33.1%

Foreign Government Securities — 14.2%

Security		Principal Amount (000’s omitted)	Value

Brazil — 2.0%
Letra Tesouro Nacional Bill, 0.00%, 7/1/15	BRL	2,675	$950,737

Total Brazil			$950,737

Jamaica — 0.1%
Jamaica Government International Bond, 9.00%, 6/2/15	USD	25	$25,625

Total Jamaica			$25,625

Kenya — 1.1%
Kenya Treasury Bill, 0.00%, 3/16/15	KES	13,900	$150,261
Kenya Treasury Bill, 0.00%, 4/13/15	KES	25,300	271,736
Kenya Treasury Bill, 0.00%, 4/27/15	KES	10,700	114,555

Total Kenya			$536,552

Lebanon — 2.1%
Lebanon Treasury Bill, 0.00%, 2/26/15	LBP	639,000	$421,881
Lebanon Treasury Bill, 0.00%, 4/9/15	LBP	203,900	133,945
Lebanon Treasury Bill, 0.00%, 6/11/15	LBP	263,100	171,497
Lebanon Treasury Bill, 0.00%, 7/9/15	LBP	489,500	317,934

Total Lebanon			$1,045,257

Malaysia — 1.7%
Bank Negara Monetary Note, 0.00%, 2/26/15	MYR	2,975	$818,412

Total Malaysia			$818,412

7	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

Security		Principal Amount (000’s omitted)	Value

Serbia — 0.2%
Serbia Treasury Bill, 0.00%, 2/26/15	RSD	8,120	$74,008

Total Serbia			$74,008

Sri Lanka — 4.4%
Sri Lanka Treasury Bill, 0.00%, 7/3/15	LKR	17,740	$130,995
Sri Lanka Treasury Bill, 0.00%, 7/10/15	LKR	60,750	448,072
Sri Lanka Treasury Bill, 0.00%, 7/24/15	LKR	13,630	100,299
Sri Lanka Treasury Bill, 0.00%, 9/11/15	LKR	66,190	483,221
Sri Lanka Treasury Bill, 0.00%, 11/27/15	LKR	88,000	634,426
Sri Lanka Treasury Bill, 0.00%, 12/11/15	LKR	50,190	360,990

Total Sri Lanka			$2,158,003

Uganda — 0.0%(9)
Uganda Treasury Bill, 0.00%, 9/17/15	UGX	37,900	$12,199

Total Uganda			$12,199

Uruguay — 0.5%
Monetary Regulation Bill, 0.00%, 3/26/15	UYU	6,125	$246,231

Total Uruguay			$246,231

Venezuela — 1.8%
Bolivarian Republic of Venezuela, 7.00%, 3/16/15	EUR	817	$890,897

Total Venezuela			$890,897

Zambia — 0.3%
Zambia Treasury Bill, 0.00%, 6/15/15	ZMW	1,090	$158,244

Total Zambia			$158,244

Total Foreign Government Securities (identified cost $7,358,303)			$6,916,165

U.S. Treasury Obligations — 4.1%

Security		Principal Amount (000’s omitted)	Value
U.S. Treasury Bill, 0.00%, 4/2/15(10)		$2,000	$1,999,984

Total U.S. Treasury Obligations (identified cost $1,999,904)			$1,999,984

Repurchase Agreements — 1.3%

Description		Principal Amount (000’s omitted)	Value

JPMorgan Chase Bank, N.A.:
Dated 1/30/15 with an interest rate of 0.80%, collateralized by RON 1,940,000 Romanian Government Bond 5.85%, due 4/26/23 and a market value, including accrued interest, of $655,138.(11)	RON	2,484	$632,881

Total Repurchase Agreements (identified cost $632,881)			$632,881

Other — 13.5%

Description		Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.15%(12)		$6,532	$6,532,399

Total Other (identified cost $6,532,399)			$6,532,399

Total Short-Term Investments (identified cost $16,523,487)			$16,081,429

Total Investments — 100.0% (identified cost $52,049,599)			$48,580,480

Less Unfunded Loan Commitments — (0.1)%			$(51,883)

Net Investments — 99.9% (identified cost $51,997,716)			$48,528,597

Other Assets, Less Liabilities — 0.1%			$45,634

Net Assets — 100.0%			$48,574,231

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

8	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Portfolio of Investments (Unaudited) — continued

BAM	–	Bosnia - Herzegovina Convertible Mark
BDT	–	Bangladesh Taka
BRL	–	Brazilian Real
COP	–	Colombian Peso
DOP	–	Dominican Peso
EUR	–	Euro
HUF	–	Hungarian Forint
IDR	–	Indonesian Rupiah
KES	–	Kenyan Shilling
LBP	–	Lebanese Pound
LKR	–	Sri Lankan Rupee
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit
PHP	–	Philippine Peso
PLN	–	Polish Zloty
RON	–	Romanian Leu
RSD	–	Serbian Dinar
RUB	–	Russian Ruble
TRY	–	New Turkish Lira
UGX	–	Ugandan Shilling
USD	–	United States Dollar
UYU	–	Uruguayan Peso
ZAR	–	South African Rand
ZMW	–	Zambian Kwacha

(1)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.

(2)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2015, the aggregate value of these securities is $6,189,695 or 12.7% of the Fund’s net assets.

(3)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At January 31, 2015, the aggregate value of these securities is $1,500,891 or 3.1% of the Fund’s net assets.

(4)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(5)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.

(6)	Unfunded or partially unfunded loan commitments. See Note 1G for description.

(7)	Variable interest rate that updates semiannually based on changes to the London Interbank Offered Rate (LIBOR). The stated interest rate represents a weighted average rate at January 31, 2015.

(8)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 10).

(9)	Amount is less than 0.05%.

(10)	Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.
(11)	Open repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2015.

9	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Statement of Assets and Liabilities (Unaudited)

Assets	January 31, 2015
Unaffiliated investments, at value (identified cost, $45,465,317)	$41,996,198
Affiliated investment, at value (identified cost, $6,532,399)	6,532,399
Cash	435,377
Restricted cash*	259,382
Foreign currency, at value (identified cost, $124,618)	120,395
Interest receivable	856,272
Interest receivable from affiliated investment	724
Due to broker for open reverse repurchase agreements	671,715
Receivable for open forward foreign currency exchange contracts	623,237
Receivable for open swap contracts	204,088
Receivable for open non-deliverable bond forward contracts	17,676
Tax reclaims receivable	24,314
Receivable from affiliate	18,708
Total assets	$51,760,485

Liabilities
Payable for reverse repurchase agreements	$1,527,956
Payable for investments purchased	1,166,269
Payable for variation margin on open financial futures contracts	43,919
Payable for variation margin on open centrally cleared swap contracts	3,554
Payable for open forward foreign currency exchange contracts	274,748
Payable for open swap contracts	44,299
Payable to affiliate:
Investment adviser and administration fee	26,715
Accrued foreign capital gains taxes	46,195
Accrued expenses	52,599
Total liabilities	$3,186,254
Net Assets	$48,574,231

Sources of Net Assets
Common shares, $0.001 par value, 1,000,000,000 shares authorized, 5,315,813 shares issued and outstanding	$5,316
Additional paid-in capital	52,113,426
Accumulated net realized loss	(201,337)
Accumulated distributions in excess of net investment income	(67,098)
Net unrealized depreciation	(3,276,076)
Total	$48,574,231

Net Asset Value, Offering Price and Redemption Price Per Share
($48,574,231 ÷ 5,315,813 common shares issued and outstanding)	$9.14

*	Represents restricted cash on deposit at the broker for open derivative contracts.

10	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Statement of Operations (Unaudited)

Investment Income	Six Months Ended January 31, 2015
Interest (net of foreign taxes, $53,506)	$1,611,020
Interest allocated from affiliated investment	3,857
Expenses allocated from affiliated investment	(449)
Total investment income	$1,614,428

Expenses
Investment adviser and administration fee	$161,943
Directors’ fees and expenses	1,415
Custodian fee	74,162
Transfer and dividend disbursing agent fees	393
Legal and accounting services	50,667
Printing and postage	3,965
Registration fees	13,061
Miscellaneous	11,839
Total expenses	$317,445
Deduct —
Allocation of expenses to affiliate	$105,839
Reduction of custodian fee	17
Total expense reductions	$105,856

Net expenses	$211,589

Net investment income	$1,402,839

Realized and Unrealized Gain (Loss)
Net realized gain (loss) —
Investment transactions	$(764,082)
Investment transactions allocated from affiliated investment	27
Financial futures contracts	(145,871)
Swap contracts	44,020
Foreign currency and forward foreign currency exchange contract transactions	760,397
Non-deliverable bond forward contracts	48,435
Net realized loss	$(57,074)
Change in unrealized appreciation (depreciation) —
Investments (net of increase in accrued foreign capital gains taxes of $46,195)	$(3,217,131)
Financial futures contracts	(337,140)
Swap contracts	133,658
Foreign currency and forward foreign currency exchange contracts	153,646
Non-deliverable bond forward contracts	17,676
Net change in unrealized appreciation (depreciation)	$(3,249,291)

Net realized and unrealized loss	$(3,306,365)

Net decrease in net assets from operations	$(1,903,526)

11	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014
From operations —
Net investment income	$1,402,839	$1,014,209
Net realized loss from investment transactions, financial futures contracts, swap contracts, foreign currency and forward foreign currency exchange contract transactions and non-deliverable bond forward contracts	(57,074)	(523,017)
Net change in unrealized appreciation (depreciation) from investments, financial futures contracts, swap contracts, foreign currency, forward foreign currency exchange contracts and non-deliverable bond forward contracts	(3,249,291)	801,485
Net increase (decrease) in net assets from operations	$(1,903,526)	$1,292,677
Distributions to shareholders —
From net investment income	$(1,845,761)	$(496,035)
From net realized gain	—	(33,069)
Total distributions to shareholders	$(1,845,761)	$(529,104)
Transactions in common shares —
Proceeds from sale of shares	$—	$50,000,000
Net asset value of shares issued to shareholders in payment of distributions declared	1,845,761	529,104
Cost of shares redeemed	—	(15,333,371)
Net increase in net assets from Fund share transactions	$1,845,761	$35,195,733

Net increase (decrease) in net assets	$(1,903,526)	$35,959,306

Net Assets
At beginning of period	$50,477,757	$14,518,451
At end of period	$48,574,231	$50,477,757

Accumulated undistributed (distributions in excess of) net investment income included in net assets
At end of period	$(67,098)	$375,824

12	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Financial Highlights

	Six Months Ended January 31, 2015 (Unaudited)		Year Ended July 31, 2014	Period Ended July 31, 2013(1)
Net asset value — Beginning of period	$9.880		$9.610	$10.000

Income (Loss) From Operations
Net investment income(2)	$0.272		$0.452	$0.173
Net realized and unrealized gain (loss)	(0.651)		0.169	(0.563)

Total income (loss) from operations	$(0.379)		$0.621	$(0.390)

Less Distributions
From net investment income	$(0.361)		$(0.329)	$—
From net realized gain	—		(0.022)	—

Total distributions	$(0.361)		$(0.351)	$—

Net asset value — End of period	$9.140		$9.880	$9.610

Total Return(3)	(3.71	)%(4)	6.64%	(3.90	)%(4)

Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$48,574		$50,478	$14,518
Ratios (as a percentage of average daily net assets):
Expenses(5)	0.85	%(6)	0.85%	0.85	%(6)
Net investment income	5.63	%(6)	4.66%	3.58	%(6)
Portfolio Turnover	30	%(4)	90%	0	%(4)

(1)	For the period from commencement of operations on February 4, 2013 to July 31, 2013.

(2)	Computed using average common shares outstanding.

(3)	Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested.

(4)	Not annualized.

(5)

The investment adviser and administrator reimbursed certain operating expenses (equal to 0.42%, 1.01% and 2.16% of average daily net assets for the six months ended January 31, 2015, the year ended July 31, 2014 and the period from commencement of operations on February 4, 2013 to July 31, 2013, respectively). Absent this reimbursement, total return would be lower.

(6)	Annualized.

13	See Notes to Financial Statements.

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited)

1   Significant Accounting Policies

Eaton Vance Institutional Emerging Markets Debt Fund (the Fund) is a non-diversified series of Eaton Vance Series Fund, Inc. (the Corporation). The Corporation is a Maryland corporation registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Prior to February 4, 2013, the date the Fund commenced investment operations, the Fund had been inactive except for matters relating to its organization and the sale of 10,000 shares to Eaton Vance Management (EVM) for $100,000. Organization costs in connection with the organization of the Fund were borne directly by EVM. The Fund’s investment objective is total return. The Fund’s shares are offered to institutional investors and are sold at net asset value and are not subject to a sales charge.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Debt Obligations. Debt obligations (including short-term obligations with a remaining maturity of more than sixty days) are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term obligations purchased with a remaining maturity of sixty days or less (excluding those that are non-U.S. dollar denominated, which typically are valued by a pricing service or dealer quotes) are generally valued at amortized cost, which approximates market value.

Derivatives. Financial futures contracts are valued at the closing settlement price established by the board of trade or exchange on which they are traded. Forward foreign currency exchange contracts are generally valued at the mean of the average bid and average asked prices that are reported by currency dealers to a third party pricing service at the valuation time. Such third party pricing service valuations are supplied for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent settlement period reported by the third party pricing service. Forward non-deliverable bond contracts are generally valued based on the current price of the underlying bond as provided by a third party pricing service and current interest rates. Swaps (other than centrally cleared) are normally valued using valuations provided by a third party pricing service. Such pricing service valuations are based on the present value of fixed and projected floating rate cash flows over the term of the swap contract. Future cash flows on swaps are discounted to their present value using swap rates provided by electronic data services or by broker/dealers. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.

Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Fund’s Directors have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by EVM. The value of the Fund’s investment in Cash Reserves Fund reflects the Fund’s proportionate interest in its net assets. Cash Reserves Fund generally values its investment securities utilizing the amortized cost valuation technique in accordance with Rule 2a-7 under the 1940 Act. This technique involves initially valuing a portfolio security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium. If amortized cost is determined not to approximate fair value, Cash Reserves Fund may value its investment securities in the same manner as debt obligations described above.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Directors of the Fund in a manner that fairly reflects the security’s value, or the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial condition, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Inflation adjustments to the principal amount of inflation-adjusted bonds and notes are reflected as interest income. Withholding taxes on foreign interest and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

14

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

In addition to the requirements of the Internal Revenue Code, the Fund may also be subject to local taxes on the recognition of capital gains in certain countries. In determining the daily net asset value, the Fund estimates the accrual for such taxes, if any, based on the unrealized appreciation on certain portfolio securities and the related tax rates. Taxes attributable to unrealized appreciation are included in the change in unrealized appreciation (depreciation) on investments. Capital gains taxes on securities sold are included in net realized gain (loss) on investments.

As of January 31, 2015, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Expense Reduction — State Street Bank and Trust Company (SSBT) serves as custodian of the Fund. Pursuant to the custodian agreement, SSBT receives a fee reduced by credits, which are determined based on the average daily cash balance the Fund maintains with SSBT. All credit balances, if any, used to reduce the Fund’s custodian fees are reported as a reduction of expenses in the Statement of Operations.

F  Foreign Currency Translation — Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

G  Unfunded Loan Commitments — The Fund may enter into certain loan or credit agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments are disclosed in the accompanying Portfolio of Investments. At January 31, 2015, the Fund had sufficient cash and/or securities to cover these commitments.

H  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

I  Indemnifications — The Corporation’s Articles of Incorporation provide that no Director or officer of the Corporation shall be liable, to the fullest extent permitted by Maryland law and the 1940 Act, to the Corporation or to its shareholders for money damages. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

J  Financial Futures Contracts — Upon entering into a financial futures contract, the Fund is required to deposit with the broker, either in cash or securities, an amount equal to a certain percentage of the contract amount (initial margin). Subsequent payments, known as variation margin, are made or received by the Fund each business day, depending on the daily fluctuations in the value of the underlying security, and are recorded as unrealized gains or losses by the Fund. Gains (losses) are realized upon the expiration or closing of the financial futures contracts. Should market conditions change unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. Futures contracts have minimal counterparty risk as they are exchange traded and the clearinghouse for the exchange is substituted as the counterparty, guaranteeing counterparty performance.

K  Forward Foreign Currency Exchange and Non-Deliverable Bond Contracts — The Fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until such time as the contracts have been closed. The Fund may also enter into non-deliverable bond forward contracts for the purchase of a bond denominated in a non-deliverable foreign currency at a fixed price on a future date. For forward non-deliverable bond contracts, unrealized gains and losses, based on changes in the value of the contract, and realized gains and losses are accounted for as described above. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar.

L  Interest Rate Swaps — Swap contracts are privately negotiated agreements between the Fund and a counterparty. Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the original counterparty. The CCP guarantees the performance of the original parties to the contract.

Pursuant to interest rate swap agreements, the Fund either makes floating-rate payments to the counterparty (or CCP in the case of centrally cleared swaps) based on a benchmark interest rate in exchange for fixed-rate payments or the Fund makes fixed-rate payments to the counterparty (or CCP in the case of a centrally cleared swap) in exchange for payments on a floating benchmark interest rate. Payments received or made are recorded as realized gains or losses. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains or

15

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

losses. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. The value of the swap is determined by changes in the relationship between two rates of interest. The Fund is exposed to credit loss in the event of non-performance by the swap counterparty. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP. Risk may also arise from movements in interest rates.

M  Cross-Currency Swaps — Cross-currency swaps are interest rate swaps in which interest cash flows are exchanged between two parties based on the notional amounts of two different currencies. The notional amounts are typically determined based on the spot exchange rates at the inception of the trade. Cross-currency swaps also involve the exchange of the notional amounts at the start of the contract at the current spot rate with an agreement to re-exchange such amounts at a later date at either the same exchange rate, a specified rate or the then current spot rate. The entire principal value of a cross-currency swap is subject to the risk that the counterparty to the swap will default on its contractual delivery obligations.

N  Repurchase Agreements — A repurchase agreement is the purchase by the Fund of securities from a counterparty in exchange for cash that is coupled with an agreement to resell those securities to the counterparty at a specified date and price. When a repurchase agreement is entered, the Fund typically receives securities with a value that equals or exceeds the repurchase price, including any accrued interest earned on the agreement. The value of such securities will be marked to market daily, and cash or additional securities will be exchanged between the parties as needed. Except in the case of a repurchase agreement entered to settle a short sale, the value of the securities delivered to the Fund will be at least equal to 90% of the repurchase price during the term of the repurchase agreement. The terms of a repurchase agreement entered to settle a short sale may provide that the cash purchase price paid by the Fund is more than the value of purchased securities that effectively collateralize the repurchase price payable by the counterparty. Since in such a transaction, the Fund normally will have used the purchased securities to settle the short sale, the Fund will segregate liquid assets equal to the marked to market value of the purchased securities that it is obligated to return to the counterparty under the repurchase agreement. In the event of insolvency of the counterparty to a repurchase agreement, recovery of the repurchase price owed to the Fund may be delayed. Such an insolvency also may result in a loss to the extent that the value of the purchased securities decreases during the delay or that value has otherwise not been maintained at an amount at least equal to the repurchase price.

O   Reverse Repurchase Agreements — Under a reverse repurchase agreement, the Fund temporarily transfers possession of a portfolio security to another party, such as a bank or broker/dealer, in return for cash. At the same time, the Fund agrees to repurchase the security at an agreed upon time and price, which reflects an interest payment. Because the Fund retains effective control over the transferred security, the transaction is accounted for as a secured borrowing. The Fund may enter into such agreements when it is able to invest the cash acquired at a rate higher than the cost of the agreement, which would increase earned income. When the Fund enters into a reverse repurchase agreement, any fluctuations in the market value of either the securities transferred to another party or the securities in which the proceeds may be invested would affect the market value of the Fund’s assets. Because reverse repurchase agreements may be considered to be the practical equivalent of borrowing funds, they constitute a form of leverage. The Fund segregates cash or liquid assets equal to its obligation to repurchase the security during the term of the agreement. In the event the counterparty to a reverse repurchase agreement becomes insolvent, recovery of the security transferred by the Fund may be delayed or the Fund may incur a loss equal to the amount by which the value of the security transferred by the Fund exceeds the repurchase price payable by the Fund.

P  Interim Financial Statements — The interim financial statements relating to January 31, 2015 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders and Income Tax Information

It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income and to distribute annually all or substantially all of its net realized capital gains. Distributions to shareholders are recorded on the ex-dividend date. Shareholders may reinvest income and capital gain distributions in additional shares of the Fund at the net asset value as of the ex-dividend date or, at the election of the shareholder, receive distributions in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At July 31, 2014, the Fund, for federal income tax purposes, had deferred capital losses of $39,983, which will reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year, and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at July 31, 2014, $39,983 are long-term.

16

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The cost and unrealized appreciation (depreciation) of investments of the Fund at January 31, 2015, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,294,331

Gross unrealized appreciation	$326,423
Gross unrealized depreciation	(4,092,157)

Net unrealized depreciation	$(3,765,734)

3  Investment Adviser and Administration Fee and Other Transactions with Affiliates

The investment adviser and administration fee is earned by EVM as compensation for investment advisory and administrative services rendered to the Fund. The fee is computed at an annual rate of 0.65% of the Fund’s average daily net assets up to $500 million and is payable monthly. On net assets of $500 million and over, the annual fee is reduced. For the six months ended January 31, 2015, the investment adviser and administration fee amounted to $161,943 or 0.65% (annualized) of the Fund’s average daily net assets. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund.

EVM has agreed to reimburse the Fund’s expenses to the extent that total annual operating expenses (relating to ordinary operating expenses only) exceed 0.85% of the Fund’s average daily net assets. This agreement may be changed or terminated after November 30, 2015. Pursuant to this agreement, EVM was allocated $105,839 of the Fund’s operating expenses for the six months ended January 31, 2015.

EVM provides sub-transfer agency and related services to the Fund pursuant to a Sub-Transfer Agency Support Services Agreement. For the six months ended January 31, 2015, EVM earned $6 from the Fund pursuant to such agreement, which is included in transfer and dividend disbursing agent fees on the Statement of Operations.

Directors and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser and administration fee. Directors of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Directors Deferred Compensation Plan. For the six months ended January 31, 2015, no significant amounts have been deferred. Certain officers and Directors of the Fund are officers of EVM.

4  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations, aggregated $16,364,107 and $12,101,041, respectively, for the six months ended January 31, 2015.

5  Common Shares

The Corporation’s Articles of Incorporation permit the Directors to issue one billion full and fractional common shares of the Fund ($0.001 par value per share). Transactions in Fund shares were as follows:

	Six Months Ended January 31, 2015 (Unaudited)	Year Ended July 31, 2014

Sales	—	5,107,252
Issued to shareholders electing to receive payments of distributions in Fund shares	208,561	56,228
Redemptions	—	(1,566,228)

Net increase	208,561	3,597,252

At January 31, 2015, Eaton Vance Short Duration Strategic Income Fund owned 100% of the outstanding shares of the Fund.

6  Financial Instruments

The Fund may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities. These financial instruments may include forward foreign currency exchange contracts, financial futures contracts, swap contracts and non-deliverable bond forward contracts and may

17

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Fund has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

A summary of obligations under these financial instruments at January 31, 2015 is as follows:

Forward Foreign Currency Exchange Contracts
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/3/15	Brazilian Real 1,242,000	United States Dollar 478,890	Standard Chartered Bank	$16,018	$—	$16,018
2/3/15	Brazilian Real 609,000	United States Dollar 236,074	Standard Chartered Bank	9,110	—	9,110
2/3/15	Brazilian Real 796,000	United States Dollar 298,990	Standard Chartered Bank	2,334	—	2,334
2/3/15	Brazilian Real 187,000	United States Dollar 70,606	Standard Chartered Bank	914	—	914
2/3/15	United States Dollar 70,240	Brazilian Real 187,000	Standard Chartered Bank	—	(548)	(548)
2/3/15	United States Dollar 228,750	Brazilian Real 609,000	Standard Chartered Bank	—	(1,786)	(1,786)
2/3/15	United States Dollar 306,921	Brazilian Real 796,000	Standard Chartered Bank	—	(10,266)	(10,266)
2/3/15	United States Dollar 481,451	Brazilian Real 1,242,000	Standard Chartered Bank	—	(18,580)	(18,580)
2/4/15	New Turkish Lira 570,000	United States Dollar 251,245	Deutsche Bank AG	18,344	—	18,344
2/4/15	New Turkish Lira 157,428	United States Dollar 69,391	Deutsche Bank AG	5,066	—	5,066
2/5/15	Kazakhstani Tenge 48,699,000	United States Dollar 259,936	Deutsche Bank AG	—	(2,924)	(2,924)
2/5/15	United States Dollar 293,367	Kazakhstani Tenge 48,699,000	Deutsche Bank AG	—	(30,507)	(30,507)
2/6/15	United States Dollar 1,497,945	Egyptian Pound 10,935,000	BNP Paribas	—	(61,400)	(61,400)
2/9/15	United States Dollar 117,999	Indian Rupee 7,348,000	Goldman Sachs International	461	—	461
2/9/15	United States Dollar 109,937	Indian Rupee 6,846,000	Standard Chartered Bank	430	—	430
2/11/15	Euro 2,290,412	United States Dollar 2,842,782	BNP Paribas	254,433	—	254,433
2/17/15	United States Dollar 559,815	Malaysian Ringgit 1,964,000	Deutsche Bank AG	—	(19,491)	(19,491)
2/17/15	Zambian Kwacha 639,000	United States Dollar 95,437	Barclays Bank PLC	—	(1,772)	(1,772)
2/17/15	Zambian Kwacha 609,000	United States Dollar 91,529	Standard Chartered Bank	—	(1,116)	(1,116)
2/18/15	Euro 317,182	United States Dollar 394,952	Goldman Sachs International	36,489	—	36,489
2/18/15	Hungarian Forint 222,516,428	United States Dollar 824,208	Goldman Sachs International	15,490	—	15,490
2/18/15	United States Dollar 2,534,458	Indian Rupee 158,007,000	Deutsche Bank AG	7,044	—	7,044

18

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

2/19/15	United States Dollar 1,202,360	Mexican Peso 17,766,811	BNP Paribas	$—	$(18,290)	$(18,290)
2/19/15	United States Dollar 508,266	Mexican Peso 7,379,000	Standard Chartered Bank	—	(16,492)	(16,492)
2/23/15	Indonesian Rupiah 1,790,790,000	United States Dollar 142,920	BNP Paribas	2,772	—	2,772
2/23/15	United States Dollar 155,914	Indian Rupee 9,981,000	Goldman Sachs International	4,425	—	4,425
3/2/15	Serbian Dinar 148,140,000	United States Dollar 1,349,795	Deutsche Bank AG	600	—	600
3/12/15	Euro 698,408	Hungarian Forint 222,804,375	Standard Chartered Bank	19,746	—	19,746
3/12/15	Hungarian Forint 63,200,000	Euro 205,401	BNP Paribas	2,642	—	2,642
3/12/15	Hungarian Forint 34,900,000	Euro 113,319	BNP Paribas	1,338	—	1,338
3/12/15	Hungarian Forint 3,131,000	Euro 10,142	BNP Paribas	93	—	93
3/16/15	Euro 772,680	United States Dollar 965,550	Goldman Sachs International	92,108	—	92,108
3/16/15	Euro 50,436	United States Dollar 62,783	Goldman Sachs International	5,769	—	5,769
3/17/15	Hungarian Forint 25,888,000	Euro 83,924	Bank of America, N.A.	860	—	860
3/17/15	Hungarian Forint 25,805,000	Euro 82,170	BNP Paribas	—	(821)	(821)
4/2/15	Brazilian Real 796,000	United States Dollar 301,893	Standard Chartered Bank	10,055	—	10,055
4/2/15	United States Dollar 471,043	Brazilian Real 1,242,000	Standard Chartered Bank	—	(15,689)	(15,689)
4/6/15	New Turkish Lira 933,000	United States Dollar 415,473	Deutsche Bank AG	39,072	—	39,072
4/6/15	United States Dollar 255,700	New Turkish Lira 600,000	Deutsche Bank AG	—	(13,641)	(13,641)
4/7/15	Philippine Peso 15,319,000	United States Dollar 338,489	BNP Paribas	—	(7,268)	(7,268)
4/9/15	United States Dollar 546,918	Colombian Peso 1,342,000,000	BNP Paribas	—	(255)	(255)
4/15/15	Euro 217,300	United States Dollar 264,565	Standard Chartered Bank	18,860	—	18,860
4/15/15	United States Dollar 37,971	Euro 31,888	Standard Chartered Bank	—	(1,915)	(1,915)
4/16/15	Polish Zloty 897,500	Euro 208,503	BNP Paribas	—	(5,908)	(5,908)
4/16/15	Polish Zloty 897,500	Euro 208,459	Morgan Stanley & Co. International PLC	—	(5,957)	(5,957)
4/20/15	Romanian Leu 2,886,645	United States Dollar 747,739	Bank of America, N.A.	13,207	—	13,207
4/22/15	United States Dollar 455,905	Indonesian Rupiah 5,883,000,000	Standard Chartered Bank	—	(1,539)	(1,539)

19

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Forward Foreign Currency Exchange Contracts (continued)
Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

4/28/15	United States Dollar 715,144	Chilean Peso 450,755,000	BNP Paribas	$—	$(9,292)	$(9,292)
4/28/15	United States Dollar 149,084	Mexican Peso 2,194,962	Morgan Stanley & Co. International PLC	—	(3,409)	(3,409)
5/12/15	Euro 1,473,959	United States Dollar 1,658,864	BNP Paribas	—	(8,276)	(8,276)
5/26/15	United States Dollar 176,458	Ugandan Shilling 486,670,000	Standard Chartered Bank	—	(11,656)	(11,656)
6/11/15	United States Dollar 147,354	Zambian Kwacha 1,100,000	Standard Chartered Bank	9,860	—	9,860
6/11/15	Zambian Kwacha 4,204,000	United States Dollar 608,955	Standard Chartered Bank	8,110	—	8,110
6/17/15	United States Dollar 157,492	Zambian Kwacha 1,160,000	Standard Chartered Bank	7,833	—	7,833
6/18/15	United States Dollar 216,387	Zambian Kwacha 1,583,300	Standard Chartered Bank	9,163	—	9,163
6/18/15	United States Dollar 100,944	Zambian Kwacha 736,000	Standard Chartered Bank	3,904	—	3,904
6/23/15	Hungarian Forint 12,061,000	Euro 38,109	BNP Paribas	—	(559)	(559)
6/23/15	Hungarian Forint 24,191,000	Euro 76,216	BNP Paribas	—	(1,369)	(1,369)
6/23/15	Hungarian Forint 20,211,000	Euro 62,975	Deutsche Bank AG	—	(1,938)	(1,938)
6/23/15	Hungarian Forint 14,555,000	Euro 45,731	Standard Chartered Bank	—	(966)	(966)
6/23/15	Hungarian Forint 18,058,000	Euro 56,808	Standard Chartered Bank	—	(1,118)	(1,118)
6/25/15	United States Dollar 455,654	Zambian Kwacha 3,239,700	Barclays Bank PLC	4,358	—	4,358
9/28/15	United States Dollar 140,135	Azerbaijani Manat 114,000	Standard Bank PLC	2,329	—	2,329

				$623,237	$(274,748)	$348,489

Non-deliverable Bond Forward Contracts*

Settlement Date	Notional Amount (000’s omitted)	Reference Entity	Counterparty	Aggregate Cost	Net Unrealized Appreciation

3/25/2015	COP 1,094,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	$413,463	$7,881
3/25/2015	COP 1,103,000	Republic of Colombia, 6.00%, 4/28/28	Deutsche Bank AG	421,356	1,375
3/25/2015	COP 1,025,500	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	526,702	8,371
3/25/2015	COP 15,000	Republic of Colombia, 10.00%, 7/24/24	Deutsche Bank AG	7,739	49

					$17,676

COP	–	Colombian Peso

*	Represents a short-term forward contract to purchase the reference entity denominated in a non-deliverable foreign currency.

20

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Futures Contracts
Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Depreciation

	Interest Rate Futures
3/15	30 Euro-Bobl	Short	$(4,391,066)	$(4,437,170)	$(46,104)
3/15	17 Euro-Bund	Short	(2,940,371)	(3,061,881)	(121,510)
3/15	54 U.S. 2-Year Deliverable Interest Rate Swap	Short	(5,419,481)	(5,450,203)	(30,722)
3/15	16 U.S. 5-Year Deliverable Interest Rate Swap	Short	(1,622,780)	(1,665,750)	(42,970)
3/15	17 U.S. 10-Year Deliverable Interest Rate Swap	Short	(1,791,276)	(1,884,078)	(92,802)
3/15	1 U.S. 30-Year Deliverable Interest Rate Swap	Short	(122,613)	(130,125)	(7,512)

					$(341,620)

Euro-Bobl: Medium-term debt securities issued by the Federal Republic of Germany with a term to maturity of 4.5 to 5 years.

Euro-Bund: Long-term debt securities issued by the Federal Republic of Germany with a term to maturity of 8.5 to 10.5 years.

Centrally Cleared Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate		Termination Date	Net Unrealized Appreciation (Depreciation)

LCH.Clearnet	$ 180	Receives	3-month USD-LIBOR-BBA	3.50	%(1)	12/17/44	$(55,545)
LCH.Clearnet	HUF 286,480	Pays	6-month HUF BUBOR	2.66		10/29/19	31,535
LCH.Clearnet	HUF 206,400	Pays	6-month HUF BUBOR	3.00		10/29/21	37,521
LCH.Clearnet	PLN 818	Pays	6-month PLN WIBOR	3.44		5/9/19	22,009
LCH.Clearnet	PLN 4,580	Pays	3-month PLN WIBOR	2.19		10/28/21	42,823
LCH.Clearnet	PLN 3,560	Pays	3-month PLN WIBOR	2.44		10/28/24	57,515

							$135,858

HUF	–	Hungarian Forint
PLN	–	Polish Zloty

(1)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

21

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Interest Rate Swaps
Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Floating Rate	Floating Rate Index	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	BRL 88	Pays	Brazil CETIP Interbank Deposit Rate	13.10%	1/4/21	$3,978
Bank of America, N.A.	BRL 683	Pays	Brazil CETIP Interbank Deposit Rate	13.11	1/4/21	31,109
Bank of America, N.A.	COP 346,729	Pays	Colombian Overnight Interbank Deposit Rate	4.48	11/10/16	614
Bank of America, N.A.	COP 177,935	Pays	Colombian Overnight Interbank Deposit Rate	4.41	11/14/16	227
Bank of America, N.A.	COP 177,935	Pays	Colombian Overnight Interbank Deposit Rate	4.45	11/15/16	288
Bank of America, N.A.	COP 513,079	Pays	Colombian Overnight Interbank Deposit Rate	4.37	11/21/16	550
Bank of America, N.A.	COP 410,460	Pays	Colombian Overnight Interbank Deposit Rate	4.37	11/24/16	461
Bank of America, N.A.	COP 2,137,000	Pays	Colombian Overnight Interbank Deposit Rate	4.28	12/5/16	1,251
Bank of America, N.A.	MXN 2,844	Pays	Mexican Interbank TIIE 28 Day	6.63	3/19/24	17,628
Barclays Bank PLC	BRL 10,168	Pays	Brazil CETIP Interbank Deposit Rate	12.09	1/2/17	(14,653)
Barclays Bank PLC	BRL 3,922	Pays	Brazil CETIP Interbank Deposit Rate	11.72	1/4/21	7,116
Barclays Bank PLC	BRL 2,256	Receives	Brazil CETIP Interbank Deposit Rate	11.81	1/2/23	(21,917)
Barclays Bank PLC	MYR 9,334	Pays	3-month MYR KLIBOR	3.90	11/26/19	15,713
Deutsche Bank AG	BRL 534	Pays	Brazil CETIP Interbank Deposit Rate	12.03	1/2/17	(896)
Goldman Sachs International	BRL 1,584	Pays	Brazil CETIP Interbank Deposit Rate	12.31	1/2/17	5,516
Goldman Sachs International	BRL 5,354	Pays	Brazil CETIP Interbank Deposit Rate	12.14	1/2/17	(4,146)
Goldman Sachs International	BRL 6,008	Pays	Brazil CETIP Interbank Deposit Rate	13.16	1/2/17	34,059
Goldman Sachs International	BRL 2,487	Pays	Brazil CETIP Interbank Deposit Rate	12.19	1/2/23	63,577
Morgan Stanley & Co. International PLC	COP 244,781	Pays	Colombian Overnight Interbank Deposit Rate	4.46	11/15/16	416
Morgan Stanley & Co. International PLC	COP 997,750	Pays	Colombian Overnight Interbank Deposit Rate	4.23	12/5/16	181

						$141,072

BRL	–	Brazilian Real
COP	–	Colombian Peso
MXN	–	Mexican Peso
MYR	–	Malaysian Ringgit

Cross-Currency Swaps
Counterparty	Notional Amount on Floating Rate (Currency Received) (000’s omitted)*	Notional Amount on Fixed Rate (Currency Delivered) (000’s omitted)*	Floating Rate	Annual Fixed Rate	Termination Date	Net Unrealized Appreciation (Depreciation)

Bank of America, N.A.	$166	TRY 350	3-month USD-LIBOR-BBA	9.90%	4/11/17	$(2,687)
Deutsche Bank AG	379	TRY 814	3-month USD-LIBOR-BBA	10.54	4/3/19	21,404

						$18,717

TRY	–	New Turkish Lira

*	The Fund pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

22

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

At January 31, 2015, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Fund utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps, cross-currency swaps and non-deliverable bond forward contracts to enhance total return, to seek to hedge against fluctuations in interest rates, and/or to change the effective duration of its portfolio.

The Fund enters into swap contracts (other than centrally cleared swaps), forward foreign currency exchange contracts and non-deliverable bond forward contracts that may contain provisions whereby the counterparty may terminate the contract under certain conditions, including but not limited to a decline in the Fund’s net assets below a certain level over a certain period of time, which would trigger a payment by the Fund for those derivatives in a liability position. At January 31, 2015, the fair value of derivatives with credit-related contingent features in a net liability position was $319,047. At January 31, 2015, there were no assets pledged by the Fund for such liability.

The over-the-counter (OTC) derivatives in which the Fund invests are subject to the risk that the counterparty to the contract fails to perform its obligations under the contract. To mitigate this risk, the Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, set-off provisions in the event of a default and/or termination event as defined under the relevant ISDA Master Agreement. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy or insolvency. Certain ISDA Master Agreements allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Fund’s net assets decline by a stated percentage or the Fund fails to meet the terms of its ISDA Master Agreements, which would cause the counterparty to accelerate payment by the Fund of any net liability owed to it.

The collateral requirements for derivatives traded under an ISDA Master Agreement are governed by a Credit Support Annex to the ISDA Master Agreement. Collateral requirements are determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to a minimum transfer threshold amount before a transfer is required, which may vary by counterparty. Collateral pledged for the benefit of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re-pledged, assigned or otherwise used while pledged. The portion of such collateral representing cash, if any, is reflected as restricted cash and, in the case of cash pledged by a counterparty for the benefit of the Fund, a corresponding liability on the Statement of Assets and Liabilities. Securities pledged by the Fund as collateral, if any, are identified as such in the Portfolio of Investments.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at January 31, 2015 was as follows:

	Fair Value
Statement of Assets and Liabilities Caption	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$191,403	$191,403
Receivable for open forward foreign currency exchange contracts	623,237	—	623,237
Receivable for open swap contracts	—	204,088	204,088
Receivable for open non-deliverable bond forward contracts	—	17,676	17,676

Total Asset Derivatives	$623,237	$413,167	$1,036,404

Derivatives not subject to master netting or similar agreements	$—	$191,403	$191,403

Total Asset Derivatives subject to master netting or similar agreements	$623,237	$221,764	$845,001

23

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

	Fair Value
Statement of Assets and Liabilities Caption (continued)	Foreign Exchange	Interest Rate	Total

Net unrealized depreciation*	$—	$(397,165)	$(397,165)
Payable for open forward foreign currency exchange contracts	(274,748)	—	(274,748)
Payable for open swap contracts	—	(44,299)	(44,299)

Total Liability Derivatives	$(274,748)	$(441,464)	$(716,212)

Derivatives not subject to master netting or similar agreements	$—	$(397,165)	$(397,165)

Total Liabilities Derivatives subject to master netting or similar agreements	$(274,748)	$(44,299)	$(319,047)

*	Amount represents cumulative unrealized appreciation or (depreciation) on futures contracts and centrally cleared swap contracts in the Futures Contracts and Centrally Cleared Interest Rate Swaps tables above. Only the current day’s variation margin on open futures contracts and centrally cleared swap contracts is reported within the Statement of Assets and Liabilities as Receivable or Payable for variation margin, as applicable.

The Fund’s derivative assets and liabilities at fair value by risk, which are reported gross in the Statement of Assets and Liabilities, are presented in the table above. The following tables present the Fund’s derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement and net of the related collateral received by the Fund for assets and pledged by the Fund for liabilities as of January 31, 2015.

Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Received(a)	Cash Collateral Received(a)	Net Amount of Derivative Assets(b)

Bank of America, N.A.	$70,173	$(2,687)	$—	$ —	$67,486
Barclays Bank PLC	27,187	(27,187)	—	—	—
BNP Paribas	261,278	(113,438)	(147,840)	—	—
Deutsche Bank AG	109,206	(69,397)	—	—	39,809
Goldman Sachs International	257,894	(4,146)	(253,748)	—	—
Morgan Stanley & Co. International PLC	597	(597)	—	—	—
Standard Bank PLC	2,329	—	—	—	2,329
Standard Chartered Bank	116,337	(81,671)	—	—	34,666

	$845,001	$(299,123)	$(401,588)	$ —	$144,290

Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-cash Collateral Pledged(a)	Cash Collateral Pledged(a)	Net Amount of Derivative Liabilities(c)
Bank of America, N.A.	$(2,687)	$2,687	$—	$ —	$—
Barclays Bank PLC	(38,342)	27,187	—	—	(11,155)
BNP Paribas	(113,438)	113,438	—	—	—
Deutsche Bank AG	(69,397)	69,397	—	—	—
Goldman Sachs International	(4,146)	4,146	—	—	—
Morgan Stanley & Co. International PLC	(9,366)	597	—	—	(8,769)
Standard Chartered Bank	(81,671)	81,671	—	—	—

	$(319,047)	$299,123	$—	$ —	$(19,924)

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of default.

(C)	Net amount represents the net amount payable to the counterparty in the event of default.

24

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

Information with respect to repurchase and reverse repurchase agreements at January 31, 2015 is included at Note 8.

The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure for the six months ended January 31, 2015 was as follows:

Statement of Operations Caption	Foreign Exchange	Interest Rate

Net realized gain (loss) —
Financial futures contracts	$—	$(145,871)
Swap contracts	—	44,020
Foreign currency and forward foreign currency exchange contract transactions	809,016	—
Non-deliverable bond forward contracts	—	48,435

Total	$809,016	$(53,416)

Change in unrealized appreciation (depreciation) —
Financial futures contracts	$—	$(337,140)
Swap contracts	—	133,658
Foreign currency and forward foreign currency exchange contracts	225,024
Non-deliverable bond forward contracts	—	17,676

Total	$225,024	$(185,806)

The average notional amounts of derivative instruments outstanding during the six months ended January 31, 2015, which are indicative of the volume of these derivative types, were as follows:

Futures Contracts — Short	Non-deliverable Bond Forward Contracts	Forward Foreign Currency Exchange Contracts	Swap Contracts

$11,190,000	$805,500	$23,666,000	$13,678,000

7  Line of Credit

The Fund participates with other portfolios and funds managed by EVM and its affiliates in a $750 million unsecured line of credit agreement with a group of banks. Borrowings are made by the Fund solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to the Fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Because the line of credit is not available exclusively to the Fund, it may be unable to borrow some or all of its requested amounts at any particular time. The Fund did not have any significant borrowings or allocated fees during the six months ended January 31, 2015.

25

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

8  Reverse Repurchase Agreements

Reverse repurchase agreements outstanding as of January 31, 2015 were as follows:

Counterparty	Trade Date	Maturity Date(1)	Interest Rate Paid (Received)	Principal Amount*	Value Including Accrued Interest

JPMorgan Chase Bank	7/10/14	On Demand	(2.00)%	409,408	$409,408
JPMorgan Chase Bank	10/3/14	On Demand	(1.75)%	21,754	21,754
JPMorgan Chase Bank	10/20/14	On Demand	(3.00)%	425,079	425,079
JPMorgan Chase Bank	1/29/15	On Demand	(0.75)%	36,602	36,602
JPMorgan Chase Bank	1/30/15	On Demand	0.50%	RON 2,493,200	635,113

RON	– Romanian Leu

*	In U.S. dollars unless otherwise indicated.

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.

For the six months ended January 31, 2015, the average borrowings under settled reverse repurchase agreements and the average annual interest rate were approximately $779,000 and (0.47)%, respectively. Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at January 31, 2015. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy (see Note 10) at January 31, 2015.

Repurchase agreements and reverse repurchase agreements entered into by the Fund are subject to Master Repurchase Agreements (MRA), which permit the Fund, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

The following tables present the Fund’s repurchase and reverse repurchase agreements net of amounts available for offset under an MRA and net of the related collateral received and/or pledged by the Fund as of January 31, 2015.

Counterparty	Repurchase Agreements*	Liabilities Available for Offset	Securities Collateral Received(a)	Net Amount(b)
JPMorgan Chase Bank, N.A.	$632,881	$(632,881)	$—	$—

	$632,881	$(632,881)	$—	$—

Counterparty	Reverse Repurchase Agreements*	Assets Available for Offset	Securities Collateral Pledged(a)	Net Amount(c)
JPMorgan Chase Bank, N.A.	$(1,527,956)	$632,881	$895,075	$—

	$(1,527,956)	$632,881	$895,075	$—

(a)	In some instances, the actual collateral received and/or pledged may be more than the amount shown due to overcollateralization.

(b)	Net amount represents the net amount due from the counterparty in the event of a default.

(c)	Net amount represents the net amount payable to the counterparty in the event of a default.

*	Including accrued interest.

9  Risks Associated with Foreign Investments

The Fund’s investments in foreign instruments can be adversely affected by changes in currency exchange rates and political, economic and market developments abroad. In emerging or less developed countries, these risks can be more significant. Investment markets in emerging market countries are typically substantially smaller, less liquid and more volatile than the major markets in developed countries. Emerging market countries may have relatively unstable governments and economies. Emerging market investments often are subject to speculative trading, which typically contributes to volatility.

26

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Notes to Financial Statements (Unaudited) — continued

The Fund may have difficulties enforcing its legal or contractual rights in a foreign country. Economic data as reported by foreign governments and other issuers may be delayed, inaccurate or fraudulent. In the event of a default by a sovereign entity, there are typically no assets to be seized or cash flows to be attached. Furthermore, the willingness or ability of a foreign government to renegotiate defaulted debt may be limited.

10  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2015, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Foreign Government Bonds	$—	$29,789,498	$—	$29,789,498
Foreign Corporate Bonds	—	2,516,972	—	2,516,972
Sovereign Loans (Less Unfunded Loan Commitments)	—	—	140,698	140,698
Short-Term Investments —
Foreign Government Securities	—	6,916,165	—	6,916,165
U.S. Treasury Obligations	—	1,999,984	—	1,999,984
Repurchase Agreements	—	632,881	—	632,881
Other	—	6,532,399	—	6,532,399

Total Investments	$—	$48,387,899	$140,698	$48,528,597

Forward Foreign Currency Exchange Contracts	$—	$623,237	$—	$623,237
Swap Contracts	—	395,491	—	395,491
Non-deliverable Bond Forward Contracts	—	17,676	—	17,676

Total	$—	$49,424,303	$140,698	$49,565,001

Liability Description

Forward Foreign Currency Exchange Contracts	$—	$(274,748)	$—	$(274,748)

Futures Contracts	(341,620)	—	—	(341,620)
Swap Contracts	—	(99,844)	—	(99,844)

Total	$(341,620)	$(374,592)	$—	$(716,212)

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended January 31, 2015 is not presented. At January 31, 2015, there were no investments transferred between Level 1 and Level 2 during the six months then ended.

27

Eaton Vance

Institutional Emerging Markets Debt Fund

January 31, 2015

Officers and Directors

Officers of Eaton Vance Institutional Emerging Markets Debt Fund

Payson F. Swaffield

President

Maureen A. Gemma

Vice President, Secretary and

Chief Legal Officer

James F. Kirchner

Treasurer

Paul M. O’Neil

Chief Compliance Officer

Directors of Eaton Vance Institutional Emerging Markets Debt Fund

Ralph F. Verni

Chairman

Scott E. Eston

Thomas E. Faust Jr.*

Cynthia E. Frost

George J. Gorman

Valerie A. Mosley

William H. Park

Ronald A. Pearlman

Helen Frame Peters

Harriett Tee Taggart

*	Interested Trustee

28

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

•

Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•

None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker-dealers.

•	Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•

We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management’s Real Estate Investment Group and Boston Management and Research. In addition, our Privacy Policy applies only to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial advisor/broker-dealer, it is likely that only such advisor’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial advisor, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial advisor, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial advisor. Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial advisor.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) will file a schedule of portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC’s public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

29

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Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Principal Underwriter*

Eaton Vance Distributors, Inc.

Two International Place

Boston, MA 02110

(617) 482-8260

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

BNY Mellon Investment Servicing (US) Inc.

Attn: Eaton Vance Funds

P.O. Box 9653

Providence, RI 02940-9653

(800) 262-1122

Fund Offices

Two International Place

Boston, MA 02110

*	FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

14265    1.31.15

Item 2. Code of Ethics

Not required in this filing.

Item 3. Audit Committee Financial Expert

Not required in this filing.

Item 4. Principal Accountant Fees and Services

Not required in this filing.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Fund, Inc.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	March 13, 2015

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	March 13, 2015